FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non current borrowings	$ 1,340	$ 1,359
Current borrowings	273	79
Borrowing	1,613	1,438
Financial Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	108	58
Current borrowings	51	29
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	1,232	1,301
Current borrowings	163	39
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Current borrowings	$ 59	$ 11